Fair Value Measurements And Financial Instruments (Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities	$ 38,657	$ 33,745
Total assets	1,006,941	588,601
Interest rate swap, assets	18,100
Total liabilities		10,046
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	988,863	588,601
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	18,078
Total liabilities		10,046
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets
Total liabilities
Other Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, liabilities		10,046
Other Liabilities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, liabilities		10,046
Other Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, liabilities
Cash And Cash Equivalents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money-market securities	745,381	364,418
Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money-market securities	745,381	364,418
Cash And Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money-market securities
Other Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities	38,657	33,745
Other Current Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities	38,657	33,745
Other Current Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading marketable securities	204,825	190,438
Interest rate swap, assets	18,078
Other Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading marketable securities	204,825	190,438
Other Assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, assets	18,078
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading marketable securities